Financial Risk and Fair Value Disclosures - Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) - Equity price risk [member] - Unlisted equity securities [member] - Discount for lack of marketability [member] - Market approach [member]
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Discount for lack of marketability significant unobservable inputs entity own equity instruments	0.00%	0.00%
Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Discount for lack of marketability significant unobservable inputs entity own equity instruments	50.00%	50.00%